Rule 497(e)
File Nos.:	002-85378
811-3462

SUPPLEMENT DATED DECEMBER 7, 2015
TO STATEMENT OF ADDITIONAL DATED APRIL 30, 2015

Effective December 31, 2015, the Strategic Growth Fund will change its name to Global Opportunities Fund.

All references in the Statement of Additional Information are hereby amended to read Global Opportunities Fund.

Investors Should Retain this Supplement for Future Reference